UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 92.6%
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 3.7%
15,700	Ctrip.com International Ltd., ADR (a)	$1,006,056
7,900	Outback Steakhouse Inc.	289,140
4,100	PF Chang’s China Bistro Inc. (a)*	183,803
12,560	Station Casinos Inc.	833,481
21,800	Steak ‘n Shake Co.*	395,670

	Total Hotels, Restaurants & Leisure	2,708,150

Household Durables - 0.5%
29,800	Tempur-Pedic International Inc. (a)*	352,832

Leisure Equipment & Products - 1.2%
23,840	Marvel Entertainment Inc. (a)*	426,021
12,300	SCP Pool Corp.	429,639

	Total Leisure Equipment & Products	855,660

Media - 4.1%
11,500	Focus Media Holding Ltd., ADR (a)*	307,510
18,680	ProQuest Co.*	676,216
26,600	R.H. Donnelley Corp.*	1,682,716
9,100	Regal Entertainment Group, Class A Shares (a)	182,364
10,400	WorldSpace Inc., Class A Shares (a)*	146,536

	Total Media	2,995,342

Specialty Retail - 2.3%
10,800	AnnTaylor Stores Corp.*	286,740
23,400	Cabela’s Inc., Class A Shares (a)*	429,858
21,450	Men’s Wearhouse Inc.*	572,715
25,660	West Marine Inc. (a)*	379,255

	Total Specialty Retail	1,668,568

	TOTAL CONSUMER DISCRETIONARY	8,580,552

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
10,400	Cott Corp. (a)*	184,080

Food & Staples Retailing - 0.6%
12,000	United Natural Foods Inc. (a)*	424,320

Food Products - 0.9%
3,300	Diamond Foods Inc. (a)*	56,430
18,960	Hain Celestial Group Inc.*	367,824
11,800	John B. Sanfilippo & Son Inc.*	206,500

	Total Food Products	630,754

Household Products - 0.7%
22,900	Spectrum Brands Inc. (a)*	539,295

Personal Products - 0.4%
16,900	Nu Skin Enterprises Inc., Class A Shares	321,945

	TOTAL CONSUMER STAPLES	2,100,394

ENERGY - 9.0%
Energy Equipment & Services - 5.5%
3,000	Atwood Oceanics Inc. (a)*	252,630
36,200	Bronco Drilling Co. Inc.*	997,310
10,500	CARBO Ceramics Inc.	692,895
57,100	Grey Wolf Inc. (a)*	481,353
71,420	Key Energy Services Inc. (a)*	1,053,445
5,640	Todco, Class A Shares*	235,245
7,800	Universal Compression Holdings Inc.*	310,206

	Total Energy Equipment & Services	4,023,084

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 3.5%
8,900	Cheniere Energy Inc. (a)*	$368,104
9,500	Comstock Resources Inc.*	311,695
10,550	Encore Acquisition Co.*	409,867
22,700	KFx Inc. (a)*	388,624
8,700	OPTI Canada Inc.*	296,008
20,500	Range Resources Corp.	791,505

	Total Oil, Gas & Consumable Fuels	2,565,803

	TOTAL ENERGY	6,588,887

FINANCIALS - 8.9%
Capital Markets - 0.7%
7,005	Affiliated Managers Group Inc. (a)*	507,302

Commercial Banks - 3.2%
2,040	City National Corp.	142,984
15,820	Cullen/Frost Bankers Inc.	780,559
16,100	East-West Bancorp Inc.	548,044
7,900	UCBH Holdings Inc. (a)	144,728
13,340	Westamerica Bancorporation	689,011

	Total Commercial Banks	2,305,326

Insurance - 2.2%
4,290	Aspen Insurance Holdings Ltd.	126,769
4,930	Platinum Underwriters Holdings Ltd.	147,358
58,400	Universal American Financial Corp.*	1,328,016

	Total Insurance	1,602,143

Real Estate - 2.6%
5,290	Alexandria Real Estate Equities Inc.	437,430
4,700	BioMed Realty Trust Inc.	116,560
745	CenterPoint Properties Trust (b)	33,376
7,720	Cousins Properties Inc.	233,298
7,900	Global Signal Inc.	353,446
6,060	Gramercy Capital Corp. (a)	145,198
12,240	PS Business Parks Inc.	560,592

	Total Real Estate	1,879,900

Thrifts & Mortgage Finance - 0.2%
2,730	Downey Financial Corp.	166,257

	TOTAL FINANCIALS	6,460,928

HEALTH CARE - 16.1%
Biotechnology - 4.9%
40,500	Abgenix Inc. (a)*	513,540
3,308	CuraGen Corp. (a)*	16,375
15,500	CV Therapeutics Inc. (a)*	414,625
28,350	InterMune Inc. (a)*	469,192
36,900	Mannkind Corp. (a)*	505,161
44,800	Nektar Therapeutics (a)*	759,360
18,700	Protein Design Labs Inc. (a)*	523,600
22,500	Tanox Inc. (a)*	329,625

	Total Biotechnology	3,531,478

Health Care Equipment & Supplies - 3.1%
7,194	Advanced Medical Optics Inc.*	273,012
15,070	Cytyc Corp.*	404,630
44,650	DJ Orthopedics Inc. (a)*	1,292,171
13,100	Wright Medical Group Inc. (a)*	323,308

	Total Health Care Equipment & Supplies	2,293,121

Health Care Providers & Services - 5.3%
20,900	Health Net Inc.*	988,988
40,700	LifePoint Hospitals Inc.*	1,779,811

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Health Care Providers & Services - 5.3% (continued)
10,500	Manor Care Inc.	$403,305
19,000	WellCare Health Plans Inc. (a)*	703,950

	Total Health Care Providers & Services	3,876,054

Pharmaceuticals - 2.8%
24,500	Andrx Corp.*	378,035
20,900	Connetics Corp. (a)*	353,419
30,400	Impax Laboratories Inc. (a)*	368,752
81,300	Inspire Pharmaceuticals Inc. (a)*	617,880
43,626	Ista Pharmaceuticals Inc. (a)*	289,677

	Total Pharmaceuticals	2,007,763

	TOTAL HEALTH CARE	11,708,416

INDUSTRIALS - 6.3%
Building Products - 0.6%
11,300	ElkCorp	404,201

Commercial Services & Supplies - 1.0%
11,600	Herman Miller Inc.	351,480
26,000	Steelcase Inc., Class A Shares	375,960

	Total Commercial Services & Supplies	727,440

Construction & Engineering - 1.8%
43,040	Chicago Bridge & Iron Co. NV, New York Shares	1,338,113

Machinery - 1.1%
8,200	IDEX Corp.	348,910
19,720	Stewart & Stevenson Services Inc.	470,322

	Total Machinery	819,232

Trading Companies & Distributors - 1.8%
39,380	MSC Industrial Direct Co. Inc., Class A Shares	1,306,235

	TOTAL INDUSTRIALS	4,595,221

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 5.1%
53,199	ADC Telecommunications Inc.*	1,216,129
63,600	Polycom Inc.*	1,028,412
20,660	RADWARE Ltd.*	393,573
50,780	Tekelec (a)*	1,063,841

	Total Communications Equipment	3,701,955

Computers & Peripherals - 1.2%
38,140	Electronics for Imaging Inc.*	874,931

Electronic Equipment & Instruments - 1.0%
47,000	Dolby Laboratories Inc., Class A Shares*	752,000

Internet Software & Services - 7.9%
23,600	Akamai Technologies Inc. (a)*	376,420
60,100	Digitas Inc.*	682,736
6,400	Hurray! Holding Co. Ltd., ADR (a)*	65,280
2,800	Jupitermedia Corp. (a)*	49,588
105,900	RealNetworks Inc. (a)*	604,689
77,500	SINA Corp. (a)*	2,131,250
109,100	SkillSoft PLC, ADR*	499,678
7,100	Tom Online Inc., ADR (a)*	139,870
87,500	webMethods Inc. (a)*	618,625
10,800	Websense Inc.*	553,068

	Total Internet Software & Services	5,721,204

IT Services - 0.7%
22,700	Wright Express Corp.*	490,093

Semiconductors & Semiconductor Equipment - 6.6%
248,500	Applied Micro Circuits Corp.*	745,500

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 6.6% (continued)
50,439	ASE Test Ltd. (a)*	$316,253
99,736	ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)*	688,178
19,500	Cymer Inc. (a)*	610,740
31,900	Entegris Inc.*	360,470
32,400	Mattson Technology Inc. (a)*	243,324
28,800	Micrel Inc.*	323,424
19,400	PortalPlayer Inc. (a)*	532,142
749,390	Zarlink Semiconductor Inc.*	981,701

	Total Semiconductors & Semiconductor Equipment	4,801,732

Software - 4.1%
16,100	Hyperion Solutions Corp.*	783,265
26,968	Kongzhong Corp., ADR (a)*	379,710
28,000	Salesforce.com Inc. (a)*	647,360
9,400	The9 Ltd., ADR (a)*	177,566
122,740	TIBCO Software Inc.*	1,026,106

	Total Software	3,014,007

	TOTAL INFORMATION TECHNOLOGY	19,355,922

MATERIALS - 3.9%
Chemicals - 2.7%
8,350	Cytec Industries Inc.	362,223
15,960	Minerals Technologies Inc.	913,072
5,300	Scotts Miracle-Gro Co., Class A Shares	466,029
10,640	Valspar Corp.	237,910

	Total Chemicals	1,979,234

Metals & Mining - 1.2%
19,070	Apex Silver Mines Ltd. (a)*	299,590
25,840	Compass Minerals International Inc.	594,320

	Total Metals & Mining	893,910

	TOTAL MATERIALS	2,873,144

TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 1.8%
103,410	Cincinnati Bell Inc.*	456,038
37,500	Citizens Communications Co.	508,125
4,690	Commonwealth Telephone Enterprises Inc.	176,813
14,000	IDT Corp., Class B Shares*	170,660

	Total Diversified Telecommunication Services	1,311,636

Wireless Telecommunication Services - 4.6%
97,073	American Tower Corp., Class A Shares*	2,421,971
67,100	Dobson Communications Corp., Class A Shares*	515,328
17,000	Nextel Partners Inc., Class A Shares*	426,700

	Total Wireless Telecommunication Services	3,363,999

	TOTAL TELECOMMUNICATION SERVICES	4,675,635

UTILITIES - 0.7%
Electric Utilities - 0.7%
18,000	ITC Holdings Corp. (a)	521,640

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $58,652,856)	67,460,739

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 30.7%
Repurchase Agreements - 5.6%
$2,080,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05; Proceeds at maturity - $2,080,667; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $2,121,602)	$2,080,000
2,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05; Proceeds at maturity - $2,000,635; (Fully collateralized by various U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $2,040,010)	2,000,000

	Total Repurchase Agreements (Cost - $4,080,000)	4,080,000

SHARES
Securities Purchased from Securities Lending Collateral - 25.1%
18,273,757	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $18,273,757)	18,273,757

	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,353,757)	22,353,757

	TOTAL INVESTMENTS - 123.3% (Cost - $81,006,613#)	89,814,496
	Liabilities in Excess of Other Assets - (23.3)%	(16,981,228)

	TOTAL NET ASSETS - 100.0%	$72,833,268

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

(b)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Small Cap Growth Fund (the “Fund”), a separate diversified investment fund of Salomon Brothers Variable Series Fund Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,737,207
Gross unrealized depreciation	(2,929,324)

Net unrealized appreciation	$8,807,883

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2005, the Fund loaned securities having a market value of $18,035,365. The Fund received cash collateral amounting to $18,273,757 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
Chief Executive Officer

Date  November 29, 2005

By	/s/ FRANCES M. GUGGINO
Chief Financial Officer

Date  November 29, 2005